Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Short-term bank borrowings	¥ 240,000	¥ 311,000
Current portion of long-term borrowings	2,305	997
Long-term bank borrowings	42,651	38,887
Borrowings	¥ 284,956	¥ 350,884